Joint Arrangements - Joint Ventures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	40.00%
Share of income from equity-accounted affiliate	$ 53	$ 57
Investments in joint ventures accounted for using equity method	294	344
Distributions received	107	93
Joint venture, contributions	0	35
Husky Midstream Limited Partnership
Disclosure of joint ventures [line items]
Distributions received	65	56
Joint venture, contributions	51	62
Other Joint Ventures
Disclosure of joint ventures [line items]
Investments in joint ventures accounted for using equity method	$ 105	$ 22